                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-134870


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT FIVE
                          SUPPLEMENT TO THE PROSPECTUS

        SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED APRIL 30, 2008

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS

          POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 1, 2008

--------------------------------------------------------------------------------

The second paragraph in the section entitled MARKETLOCK under the heading "Can I extend the MAV Evaluation Period beyond 10 years?" has been replaced with the following:

The fee for the feature may change at the time of extension and may be different than when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.


Dated August 1, 2008


               Please keep this Supplement with your Prospectus.